PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Mining property subject to depreciation [Member] | Revision of LOM Plan
Disclosure of detailed information about property, plant and equipment [line items]
Effect of changes in our LOM on amortization expense	$ (21)	$ (31)
Construction activities
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	605	258
Additions to right-of-use assets	20	9
Depreciation, right-of-use assets	(17)	(17)
Net carrying amount of right-of-use assets	53	53
Expense relating to short-term leases for which recognition exemption has been used	9	12
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 203	$ 161